Business Combinations Business Combinations Narrative (Details) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended				3 Months Ended									12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 28, 2013 Endosense S.A. [Member] USD ($)	Dec. 28, 2013 Endosense S.A. [Member] CHF	Aug. 19, 2013 Endosense S.A. [Member] USD ($)	Aug. 19, 2013 Endosense S.A. [Member] CHF	Dec. 28, 2013 Nanostim [Member] USD ($)	Oct. 11, 2013 Nanostim [Member] USD ($)	Sep. 28, 2013 Nanostim [Member]	Sep. 28, 2013 Spinal Modulation [Member] USD ($)	Dec. 28, 2013 Spinal Modulation [Member] USD ($)	Jun. 07, 2013 Spinal Modulation [Member] USD ($)	Sep. 28, 2013 Spinal Modulation [Member] Noncontrolling Interest [Member] USD ($)	Sep. 28, 2013 Cardiomems [Member] USD ($)	Mar. 30, 2013 Cardiomems [Member] USD ($)	Feb. 27, 2013 Cardiomems [Member] USD ($)	Sep. 28, 2013 Cardiomems [Member] Noncontrolling Interest [Member] USD ($)	Dec. 28, 2013 In Process Research and Development [Member] USD ($)	Aug. 19, 2013 In Process Research and Development [Member] Endosense S.A. [Member] USD ($)	Oct. 11, 2013 In Process Research and Development [Member] Nanostim [Member] USD ($)	Dec. 28, 2013 In Process Research and Development [Member] Spinal Modulation [Member] USD ($)	Jun. 07, 2013 In Process Research and Development [Member] Spinal Modulation [Member] USD ($)	Dec. 28, 2013 In Process Research and Development [Member] Cardiomems [Member] USD ($)	Feb. 27, 2013 In Process Research and Development [Member] Cardiomems [Member] USD ($)	Dec. 28, 2013 Patented Technology [Member] USD ($)	Dec. 28, 2013 Patented Technology [Member] Endosense S.A. [Member]	Aug. 19, 2013 Patented Technology [Member] Endosense S.A. [Member] USD ($)	Dec. 28, 2013 Patented Technology [Member] Nanostim [Member]	Oct. 11, 2013 Patented Technology [Member] Nanostim [Member] USD ($)	Dec. 28, 2013 Patented Technology [Member] Spinal Modulation [Member] USD ($)	Jun. 07, 2013 Patented Technology [Member] Spinal Modulation [Member] USD ($)
Payments to Acquire Businesses, Net of Cash Acquired	$ 292	$ 0	$ 0	$ 171	160			$ 121
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High				167			150		65
Business Combination, Contingent Consideration, Liability	188					132			56
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	513					303			210
Other intangible assets																										54		20		34	7	7
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life																											7 years		10 years		12 years
Indefinite-lived intangible assets, excluding goodwill																			60	33	27	45	45	63	63
Equity Security Ownership Interest									18.00%				19.00%				19.00%
Equity Interest, Total Ownership Percentage By All Other Investors										82.00%
Equity Security Ownership Interest And Allocated Value For Purchase Option	33					0			33				40				60
Additional Payment For Acquisition At Company Option													300				375
Variable Interest Entity, Financial or Other Support, Amount												15			9	28
Goodwill, Purchase Accounting Adjustments											35				1
Indefinite-lived Intangible Assets, Purchase Accounting Adjustments											5				6
Finite-Lived Intangible Assets, Purchase Accounting Adjustments											3
Business Combination, Provisional Information, Initial Accounting Incomplete Adjustment, Total Liabilities											3				2
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Equity Interests														40				5
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss																$ 29